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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09064 .

Cadre Institutional Investors Trust
(Exact name of registrant as specified in charter)

Airport Corporate Center, One Corporate Drive, Suite 101, Bohemia, New York 11716
(Address of principal executive offices) (Zip code)

PFM Asset Management LLC
Airport Corporate Center, One Corporate Drive, Suite 101, Bohemia, New York 11716
(Name and address of agent for service)

Registrant's telephone number, including area code:	(888) 542-8890

Date of fiscal year end:	9/30/06

Date of reporting period:	Quarter ended 12/31/06 .

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Cadre Institutional Investors Trust (the "Trust") is comprised of seven series as follows: Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, SweepCash U.S. Government Money Market Fund, SweepCash Money Market Fund, U.S. Government Money Market Portfolio and Money Market Portfolio. The SweepCash U.S. Government Money Market Fund and SweepCash Money Market Fund have not yet commenced operations.

The Cadre Liquid Asset Fund - Money Market Series and the Cadre Reserve Fund - Money Market Series (collectively the “Money Market Feeder Funds”) invest all of their investable assets in the Money Market Portfolio (the “Money Market Master Portfolio”). The Money Market Master Portfolio is a series of the Trust that has substantially the same investment objectives, policies and restrictions as the Money Market Feeder Funds. The value of the Money Market Feeder Funds’ investments in the Money Market Master Portfolio reflects each Fund’s proportionate interest in the net assets of the Money Market Master Portfolio.

The Cadre Reserve Fund - U.S. Government Series invests all of its investable assets in the U.S. Government Money Market Portfolio (the “U.S. Government Master Portfolio”). The U.S. Government Master Portfolio is a series of the Trust that has substantially the same investment objectives, policies and restrictions as the Cadre Reserve Fund - U.S. Government Series. The value of the Cadre Reserve Fund - U.S. Government Series’ investment in the U.S. Government Master Portfolio reflects its proportionate interest in the net assets of the U.S. Government Master Portfolio.

As the Money Market Feeder Funds and Cadre Reserve Fund - U.S. Government Series invest all of their investable assets in the Money Market Master Portfolio and U.S. Government Master Portfolio, respectively, the Schedule of Investments for the Money Market Feeder Funds and Cadre Reserve Fund - U.S. Government Series have been excluded from this filing. The Schedule of Investments of the Money Market Master Portfolio and U.S. Government Master Portfolio as of December 31, 2006 are as follows:

Cadre Institutional Investors Trust Money Market Portfolio
Schedule of Investments
December 31, 2006
(Unaudited)

		Face Amount		Value
Asset-Backed Commercial Paper (26.20%)
Amstel Funding Corp
5.32%	1/25/07	$964,000	$	$ 960,639
5.31%	3/12/07	5,000,000		4,949,056
Atlantis One Funding Corp.
5.31%	3/13/07	5,000,000		4,948,328
Kitty Hawk Funding Corp.
5.34%	1/31/07	7,760,000		7,725,662
Ranger Funding Co. LLC
5.30%	1/12/07	8,000,000		7,987,167
Scaldis Capital LLC
5.32%	6/1/07	5,132,000		5,020,281
Sheffield Receivable Corp.
5.31%	1/12/07	9,000,000		8,985,452
Tulip Funding Corp.
5.31%	2/8/07	8,000,000		7,955,582
Yorktown Capital LLC
5.31%	1/25/07	7,101,000		7,076,052
Total Asset-Backed Commercial Paper				55,608,219

Commercial Paper (53.69%)
Barclays US Funding LLC
5.32%	1/12/07	4,819,000		4,811,269
5.33%	3/26/07	5,000,000		4,938,633
Bear Stearns Co.
*5.38%	6/15/07	8,674,000		8,674,000
BNP Paribas Finance Inc.
5.32%	2/14/07	8,000,000		7,948,667
CBA (DE) Finance
5.31%	1/31/07	7,500,000		7,467,063
Citigroup Funding, Inc.
5.31%	1/10/07	7,229,000		7,219,530
CS First Boston
5.31%	1/3/07	7,000,000		6,997,947
Dankse Corp.
5.30%	1/18/07	8,700,000		8,678,431
Dexia Delaware LLC
5.30%	1/10/07	7,000,000		6,990,812
General Electric Capital Corp.
5.30%	2/9/07	8,200,000		8,153,274
Goldman Sachs Group
*5.31%	4/10/07	6,747,000		6,747,000
Morgan Stanley Dean Witter
*5.32%	2/26/07	1,446,000		1,446,000
*5.32%	4/5//07	5,783,000		5,783,000
*5.32%	6/8/07	1,253,000		1,253,000
Societe Generale
5.29%	1/8/07	8,000,000		7,991,833
Svenska Handelsbanken Inc.
5.34%	1/26/07	10,000,000		9,963,125
UBS Finance Delaware LLC
5.30%	1/22/07	8,937,000		8,909,526
Total Commercial Paper				113,973,110

U.S. Government and Agency Obligations (10.67%)
Fannie Mae Notes (Callable)
4.82%	1/12/07	$795,000	$794,706
4.78%	1/12/07	1,928,000	1,927,003
*5.30%	1/8/08	5,000,000	5,000,000
Federal Home Loan Bank Notes (Callable)
5.54%	8/21/07	1,160,000	1,160,000
5.55%	8/24/07	1,450,000	1,445,085
*5.40%	9/5/07	2,410,000	2,409,755
5.34%	1/3/08	5,000,000	5,000,000
Freddie Mac Notes (Callable)
5.13%	3/16/07	1,410,000	1,403,297
5.35%	12/19/07	3,500,000	3,500,000
Total U.S. Government and Agency Obligations			22,639,846

Repurchase Agreements (11.70%)
Bear Stearns
5.31%	1/2/07	24,830,000	24,830,000

(Dated 12/29/06, repurchase price $24,844,650, collateralized by variable rate Fannie Mae securities maturing 3/1/21 to 6/1/36, market value $11,770,933; and Freddie Mac securities maturing
4/1/36 to 9/1/36, market value $13,556,183)

Total Repurchase Agreements			24,830,000
Total Investments (102.26%)			217,051,175
Other Liabilities in Excess of Other Assets (-2.26%)			(4,789,006)
Net Assets (100.00%)			$212,262,169

* Floating Rate Note, rate shown is that which was in effect at December 31, 2006.

Cadre Institutional Investors Trust U.S. Government Money Market Portfolio
Schedule of Investments
December 31, 2006
(Unaudited)

		Face Amount	Value
U.S. Government and Agency Obligations (45.46%)
Fannie Mae Discount Notes
5.23%	3/21/07	$5,909,000	$5,842,090
Fannie Mae Mortgage-Backed Security Discount Notes
5.27%	1/2/07	12,450,700	12,448,901
5.33%	3/1/07	2,839,000	2,815,178
5.35%	4/2/07	30,000,000	29,604,150
Fannie Mae Notes (Callable)
5.22%	4/25/07	1,099,000	1,095,643
5.31%	9/12/07	3,000,000	2,978,424
5.30%	1/8/08	5,000,000	5,000,000
Federal Home Loan Bank Notes
5.22%	1/24/07	23,400,000	23,325,640
5.25%	1/31/07	30,625,000	30,491,781
5.11%	3/27/07	1,115,000	1,114,721
Federal Home Loan Bank Notes (Callable)
5.17%	3/5/07	975,000	974,505
5.26%	3/7/07	4,000,000	3,988,803
5.25%	3/30/07	5,515,000	5,497,675
5.56%	8/8/07	2,845,000	2,844,829
5.55%	8/14/07	7,845,000	7,845,961
5.42%	9/5/07	2,845,000	2,844,711
5.32%	11/21/07	7,000,000	6,996,660
5.34%	1/3/08	10,000,000	10,000,000
Freddie Mac Discount Notes (Callable)
5.45%	2/23/07	3,000,000	2,997,254
5.29%	4/18/07	5,300,000	5,287,098
5.36%	11/21/07	5,000,000	4,999,363
Total U.S. Government and Agency Obligations			168,993,387

Repurchase Agreements (71.25%)
Bank of America
5.30%	1/2/07	65,000,000	65,000,000

(Dated 12/29/06, repurchase price $65,038,278 collateralized by
Fannie Mae securities, 5%, maturing 7/1/35, market value
$40,910,230; and Freddie Mac securities, 6.5%, maturing 9/1/36, market value $25,389,771)

Bear Stearns
5.31%	1/2/07	35,000,000	35,000,000

(Dated 12/29/06, repurchase price $35,020,350 collateralized by variable rate Fannie Mae securities maturing 11/1/32 to 11/1/36, market value $19,072,203; and variable rate Freddie Mac securities maturing 2/1/32 to 10/1/36, market value $16,645,909)

5.31%	1/2/07	39,850,000	39,850,000

(Dated 12/29/06, repurchase price $39,873,512 collateralized by variable rate Fannie Mae securities maturing 5/1/20 to 9/1/36, market value $29,929,356; and variable rate Freddie Mac securities maturing 9/1/31 to 5/1/36, market value $10,717,766)

		Face Amount	Value
Repurchase Agreements (71.25%) continued
Goldman Sachs
5.32%	1/2/07	$90,000,000	$90,000,000

(Dated 12/29/06, repurchase price $90,053,200 collateralized by
Freddie Mac securities, 4.35% to 5.75%, maturing 8/15/07 to 5/11/11, market value $41,280,090; and Freddie Mac securities, 4.25%, maturing 3/15/07, market value $50,520,389)

Morgan Stanley
5.32%	1/3/07	35,000,000	35,000,000

(Dated 12/27/06, repurchase price $35,036,206 collateralized by
Fannie Mae securities, 3.95% to 7.5%, maturing 8/1/11 to 4/1/36, market value $28,358,285; and by Freddie Mac securities, 4.5%
to 7%, maturing 8/1/18 to 10/1/36, market value $7,841,155)

Total Repurchase Agreements			264,850,000
Total Investments (116.71%)			433,843,387
Other Liabilities in Excess of Other Assets (-16.71%)**			(62,134,909)
Net Assets (100.00%)			$371,708,478

* Floating Rate Note, rate shown is that which was in effect at December 31, 2006.

** Includes a $62,929,790 liability for securities purchased and not yet settled.

Item 2. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON THEIR EVALUATIONS OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) DURING THE LAST FISCAL QUARTER, THERE WAS NO CHANGE IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 3. Exhibits.

(a) CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cadre Institutional Investors Trust

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	2/28/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	2/28/2007

By (Signature and Title)*	/s/ Debra J. Goodnight.
Debra J. Goodnight, Treasurer.

Date	2/28/2007

* Print the name and title of each signing officer under his or her signature.